American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
October 31, 2023

One Choice Portfolio: Very Aggressive - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 66.1%
Focused Dynamic Growth Fund Investor Class(2)	457,953	18,918,026
Focused Large Cap Value Fund Investor Class	4,164,581	38,605,665
Growth Fund Investor Class	664,282	29,215,126
Heritage Fund Investor Class(2)	1,382,771	25,498,301
Mid Cap Value Fund Investor Class	1,643,116	23,562,280
Small Cap Growth Fund Investor Class(2)	481,794	7,477,447
Small Cap Value Fund Investor Class	852,704	7,273,565
Sustainable Equity Fund Investor Class	1,122,679	47,309,675
		197,860,085
International Equity Funds — 33.9%
Emerging Markets Fund Investor Class	2,673,683	24,303,776
Global Real Estate Fund Investor Class(2)	548,089	5,815,226
International Growth Fund Investor Class(2)	2,805,312	29,483,832
International Small-Mid Cap Fund Investor Class(2)	1,729,118	14,075,022
International Value Fund Investor Class	1,624,820	12,559,855
Non-U.S. Intrinsic Value Fund Investor Class	1,734,944	15,441,006
		101,678,717
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $257,726,014)		299,538,802
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$299,538,802

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund Investor Class(3)	$21,368	$192	—	$(2,642)	$18,918	458	—	—
Focused Large Cap Value Fund Investor Class	45,034	357	$3,711	(3,074)	38,606	4,165	$(322)	$197
Growth Fund Investor Class	33,097	392	2,308	(1,966)	29,215	664	(340)	—
Heritage Fund Investor Class(3)	30,076	—	313	(4,265)	25,498	1,383	(67)	—
Mid Cap Value Fund Investor Class	26,301	130	—	(2,869)	23,562	1,643	—	100
Small Cap Growth Fund Investor Class(3)	8,908	—	—	(1,431)	7,477	482	—	—
Small Cap Value Fund Investor Class	8,671	25	—	(1,422)	7,274	853	—	24
Sustainable Equity Fund Investor Class	51,961	98	448	(4,301)	47,310	1,123	(43)	—
Emerging Markets Fund Investor Class	26,379	1,459	116	(3,418)	24,304	2,674	(18)	—
Global Real Estate Fund Investor Class(3)	6,517	—	—	(702)	5,815	548	—	—
International Growth Fund Investor Class(3)	34,618	—	—	(5,134)	29,484	2,805	—	—
International Small-Mid Cap Fund Investor Class(3)	16,340	—	—	(2,265)	14,075	1,729	—	—
International Value Fund Investor Class	15,335	—	1,746	(1,029)	12,560	1,625	(227)	—
Non-U.S. Intrinsic Value Fund Investor Class	18,344	—	55	(2,848)	15,441	1,735	—	—
	$342,949	$2,653	$8,697	$(37,366)	$299,539	21,887	$(1,017)	$321
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.